Securitizations and variable interest entities - Non-consolidated Variable Interest Entities (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Other Assets and Liabilities, Net
Variable Interest Entity [Line Items]
Assets	$ 2,442	$ 1,754
Liabilities	369	393
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Maximum loss exposure	$ 2,811	$ 2,147